Nuveen Symphony Large-Cap Value Fund
Nuveen Symphony Large-Cap Value Fund
Investment Objective
The investment objective of the fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 35 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 37 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-53 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Symphony Large-Cap Value Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Symphony Large-Cap Value Fund		Class A	Class C	Class R3	Class I
Management Fees		0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses		6.54%	6.26%	6.64%	6.58%
Total Annual Fund Operating Expenses		7.47%	7.94%	7.82%	7.26%
Fee Waivers and/or Expense Reimbursements	[1]	(6.24%)	(5.96%)	(6.34%)	(6.28%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.23%	1.98%	1.48%	0.98%
[1]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2013 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.00% (1.30% after January 31, 2013) of the average daily net assets of any class of fund shares. The expense limitation expiring January 31, 2013 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Symphony Large-Cap Value Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	693	201	151	100
3 Years	1,003	684	531	376
5 Years	1,334	1,193	936	673
10 Years	2,270	2,592	2,070	1,519

No Redemption
Expense Example, No Redemption - Nuveen Symphony Large-Cap Value Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	693	201	151	100
3 Years	1,003	684	531	376
5 Years	1,334	1,193	936	673
10 Years	2,270	2,592	2,070	1,519

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000® Value Index. The fund will not be forced to sell a security because a company has exceeded or fallen below the current market capitalization range.

The sub-adviser's investment process consists of a combination of quantitative screens and qualitative methods which seek to create portfolios that deliver consistent returns. The fund uses four independent quantitative models to rank companies within the Russell 1000® Value Index according to the fund's sub-adviser's assessment of their ability to generate excess share price appreciation. The fund's sub-adviser then optimizes a portfolio of these companies based upon pre-determined risk parameters relative to the Russell 1000® Value Index. A team of fundamental analysts analyzes company specific and macro issues that quantitative systems are not designed to detect and the portfolio manager adjusts the holdings based on the input from the analysts and reoptimizes the portfolio. This blended process seeks to deliver active returns above that of the Russell 1000® Value Index using a bottom-up stock selection process that evaluates individual companies through multiple quantitative and qualitative techniques.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Investment Focus Risk—Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The fund emphasizes a value style of investing and therefore seeks undervalued companies with characteristics for improved valuations; such companies are subject to the risk that the valuations never improve. Furthermore, because the fund focuses its investments in large-cap stocks, the fund may not benefit from gains in smaller cap sectors of the market.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the five-year period ended December 31, 2011, the fund's highest and lowest quarterly returns were 17.38% and -21.40%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Class R3 shares commenced operations on May 5, 2009. The returns for Class R3 shares shown below reflect Class I performance prior to May 5, 2009 adjusted for the difference in fees between the classes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns - Nuveen Symphony Large-Cap Value Fund	1 Year	5 Years	Since Inception	Inception Date
Class A	(8.21%)	(2.29%)	0.10%	May 31, 2006
Class A (return after taxes on distributions)	(8.29%)	(2.90%)	(0.60%)	May 31, 2006
Class A (return after taxes on distributions and sale of fund shares)	(5.22%)	(2.20%)	(0.24%)	May 31, 2006
Class C	(3.35%)	(1.86%)	0.42%	May 31, 2006
Class R3	(2.86%)	(1.36%)	0.93%	May 31, 2006
Class I	(2.37%)	(0.88%)	1.43%	May 31, 2006
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	0.18%
Lipper Multi-Cap Core Classification Average (reflects no deduction for taxes or certain expenses)	(2.68%)	(0.65%)	1.15%